Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Victory Portfolios IV
Entity Central Index Key	0002042316
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000256472
Shareholder Report [Line Items]
Fund Name	Victory AMT-Free Municipal Fund
Class Name	Class A
Trading Symbol	PBMFX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$40	0.79%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
AssetsNet	$ 408,278,000
Holdings Count | Holding	118
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$408,278
Number of Holdings	118
Portfolio Turnover	21%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Development	3.9%
Education	4.1%
Power	4.3%
Water	5.9%
Tobacco Settlement	6.7%
Transportation	6.9%
Nursing Homes	7.4%
Higher Education	9.7%
Medical	18.6%
General Obligation	19.7%

C000256470
Shareholder Report [Line Items]
Fund Name	Victory AMT-Free Municipal Fund
Class Name	Class C
Trading Symbol	MNBCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$77	1.54%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.54%
AssetsNet	$ 408,278,000
Holdings Count | Holding	118
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$408,278
Number of Holdings	118
Portfolio Turnover	21%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Development	3.9%
Education	4.1%
Power	4.3%
Water	5.9%
Tobacco Settlement	6.7%
Transportation	6.9%
Nursing Homes	7.4%
Higher Education	9.7%
Medical	18.6%
General Obligation	19.7%

C000256471
Shareholder Report [Line Items]
Fund Name	Victory AMT-Free Municipal Fund
Class Name	Class Y
Trading Symbol	PBYMX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$25	0.49%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 408,278,000
Holdings Count | Holding	118
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$408,278
Number of Holdings	118
Portfolio Turnover	21%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Development	3.9%
Education	4.1%
Power	4.3%
Water	5.9%
Tobacco Settlement	6.7%
Transportation	6.9%
Nursing Homes	7.4%
Higher Education	9.7%
Medical	18.6%
General Obligation	19.7%

C000256520
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Core Equity Fund
Class Name	Class A
Trading Symbol	PIOTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$44	0.84%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%
AssetsNet	$ 2,085,755,000
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$2,085,755
Number of Holdings	70
Portfolio Turnover	22%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Materials	2.1%
Utilities	2.7%
Consumer Discretionary	4.2%
Consumer Staples	6.8%
Communication Services	7.3%
Energy	7.3%
Health Care	11.1%
Industrials	13.8%
Financials	19.8%
Information Technology	23.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Bank of America Corp.	4.0%
Microsoft Corp.	3.7%
International Business Machines Corp.	3.6%
Wells Fargo & Co.	3.4%
Cisco Systems, Inc.	3.4%
United Parcel Service, Inc., Class B	3.3%
State Street Corp.	3.2%
Johnson & Johnson	2.7%
Exxon Mobil Corp.	2.3%
CMS Energy Corp.	2.3%

C000256522
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Core Equity Fund
Class Name	Class C
Trading Symbol	PCOTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$83	1.61%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.61%
AssetsNet	$ 2,085,755,000
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$2,085,755
Number of Holdings	70
Portfolio Turnover	22%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Materials	2.1%
Utilities	2.7%
Consumer Discretionary	4.2%
Consumer Staples	6.8%
Communication Services	7.3%
Energy	7.3%
Health Care	11.1%
Industrials	13.8%
Financials	19.8%
Information Technology	23.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Bank of America Corp.	4.0%
Microsoft Corp.	3.7%
International Business Machines Corp.	3.6%
Wells Fargo & Co.	3.4%
Cisco Systems, Inc.	3.4%
United Parcel Service, Inc., Class B	3.3%
State Street Corp.	3.2%
Johnson & Johnson	2.7%
Exxon Mobil Corp.	2.3%
CMS Energy Corp.	2.3%

C000256521
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Core Equity Fund
Class Name	Class R6
Trading Symbol	PCEKX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$30	0.57%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.57%
AssetsNet	$ 2,085,755,000
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$2,085,755
Number of Holdings	70
Portfolio Turnover	22%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Materials	2.1%
Utilities	2.7%
Consumer Discretionary	4.2%
Consumer Staples	6.8%
Communication Services	7.3%
Energy	7.3%
Health Care	11.1%
Industrials	13.8%
Financials	19.8%
Information Technology	23.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Bank of America Corp.	4.0%
Microsoft Corp.	3.7%
International Business Machines Corp.	3.6%
Wells Fargo & Co.	3.4%
Cisco Systems, Inc.	3.4%
United Parcel Service, Inc., Class B	3.3%
State Street Corp.	3.2%
Johnson & Johnson	2.7%
Exxon Mobil Corp.	2.3%
CMS Energy Corp.	2.3%

C000256519
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Core Equity Fund
Class Name	Class Y
Trading Symbol	PVFYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$33	0.64%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
AssetsNet	$ 2,085,755,000
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$2,085,755
Number of Holdings	70
Portfolio Turnover	22%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Materials	2.1%
Utilities	2.7%
Consumer Discretionary	4.2%
Consumer Staples	6.8%
Communication Services	7.3%
Energy	7.3%
Health Care	11.1%
Industrials	13.8%
Financials	19.8%
Information Technology	23.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Bank of America Corp.	4.0%
Microsoft Corp.	3.7%
International Business Machines Corp.	3.6%
Wells Fargo & Co.	3.4%
Cisco Systems, Inc.	3.4%
United Parcel Service, Inc., Class B	3.3%
State Street Corp.	3.2%
Johnson & Johnson	2.7%
Exxon Mobil Corp.	2.3%
CMS Energy Corp.	2.3%

C000256514
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Fund
Class Name	Class A
Trading Symbol	PIODX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$48	0.92%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%
AssetsNet	$ 11,182,892,000
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$11,182,892
Number of Holdings	45
Portfolio Turnover	32%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	2.4%
Energy	4.0%
Consumer Discretionary	6.5%
Financials	6.8%
Materials	7.2%
Utilities	7.3%
Health Care	7.9%
Communication Services	9.0%
Industrials	13.1%
Information TechnologyFootnote Reference**	35.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	8.9%
Alphabet, Inc., Class A	7.0%
Amazon.com, Inc.	4.6%
United Parcel Service, Inc., Class B	4.5%
NRG Energy, Inc.	4.4%
Apple, Inc.	4.2%
Microsoft Corp.	4.0%
Martin Marietta Materials, Inc.	3.7%
Freeport-McMoRan, Inc.	3.5%
Eli Lilly & Co.	3.3%

C000256518
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Fund
Class Name	Class C
Trading Symbol	PCODX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$89	1.71%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.71%
AssetsNet	$ 11,182,892,000
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$11,182,892
Number of Holdings	45
Portfolio Turnover	32%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	2.4%
Energy	4.0%
Consumer Discretionary	6.5%
Financials	6.8%
Materials	7.2%
Utilities	7.3%
Health Care	7.9%
Communication Services	9.0%
Industrials	13.1%
Information TechnologyFootnote Reference**	35.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	8.9%
Alphabet, Inc., Class A	7.0%
Amazon.com, Inc.	4.6%
United Parcel Service, Inc., Class B	4.5%
NRG Energy, Inc.	4.4%
Apple, Inc.	4.2%
Microsoft Corp.	4.0%
Martin Marietta Materials, Inc.	3.7%
Freeport-McMoRan, Inc.	3.5%
Eli Lilly & Co.	3.3%

C000256516
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Fund
Class Name	Class R
Trading Symbol	PIORX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R	$66	1.26%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.26%
AssetsNet	$ 11,182,892,000
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$11,182,892
Number of Holdings	45
Portfolio Turnover	32%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	2.4%
Energy	4.0%
Consumer Discretionary	6.5%
Financials	6.8%
Materials	7.2%
Utilities	7.3%
Health Care	7.9%
Communication Services	9.0%
Industrials	13.1%
Information TechnologyFootnote Reference**	35.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	8.9%
Alphabet, Inc., Class A	7.0%
Amazon.com, Inc.	4.6%
United Parcel Service, Inc., Class B	4.5%
NRG Energy, Inc.	4.4%
Apple, Inc.	4.2%
Microsoft Corp.	4.0%
Martin Marietta Materials, Inc.	3.7%
Freeport-McMoRan, Inc.	3.5%
Eli Lilly & Co.	3.3%

C000256515
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Fund
Class Name	Class R6
Trading Symbol	PIOKX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$34	0.64%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%
AssetsNet	$ 11,182,892,000
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$11,182,892
Number of Holdings	45
Portfolio Turnover	32%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	2.4%
Energy	4.0%
Consumer Discretionary	6.5%
Financials	6.8%
Materials	7.2%
Utilities	7.3%
Health Care	7.9%
Communication Services	9.0%
Industrials	13.1%
Information TechnologyFootnote Reference**	35.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	8.9%
Alphabet, Inc., Class A	7.0%
Amazon.com, Inc.	4.6%
United Parcel Service, Inc., Class B	4.5%
NRG Energy, Inc.	4.4%
Apple, Inc.	4.2%
Microsoft Corp.	4.0%
Martin Marietta Materials, Inc.	3.7%
Freeport-McMoRan, Inc.	3.5%
Eli Lilly & Co.	3.3%

C000256517
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Fund
Class Name	Class Y
Trading Symbol	PYODX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$34	0.64%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%
AssetsNet	$ 11,182,892,000
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$11,182,892
Number of Holdings	45
Portfolio Turnover	32%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	2.4%
Energy	4.0%
Consumer Discretionary	6.5%
Financials	6.8%
Materials	7.2%
Utilities	7.3%
Health Care	7.9%
Communication Services	9.0%
Industrials	13.1%
Information TechnologyFootnote Reference**	35.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	8.9%
Alphabet, Inc., Class A	7.0%
Amazon.com, Inc.	4.6%
United Parcel Service, Inc., Class B	4.5%
NRG Energy, Inc.	4.4%
Apple, Inc.	4.2%
Microsoft Corp.	4.0%
Martin Marietta Materials, Inc.	3.7%
Freeport-McMoRan, Inc.	3.5%
Eli Lilly & Co.	3.3%

C000256460
Shareholder Report [Line Items]
Fund Name	Victory Pioneer U.S. Government Money Market Fund
Class Name	Class A
Trading Symbol	PMTXX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/ literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$24	0.49%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
AssetsNet	$ 236,493,000
Holdings Count | Holding	14
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$236,493
Number of Holdings	14
7 Day Net Yield	3.17%

Holdings [Text Block]

Asset AllocationFootnote Reference^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
U.S. Treasury Obligations	59.8%
Repurchase Agreements	40.1%

C000256459
Shareholder Report [Line Items]
Fund Name	Victory Pioneer U.S. Government Money Market Fund
Class Name	Class Y
Trading Symbol	PRYXX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/ literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$22	0.44%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
AssetsNet	$ 236,493,000
Holdings Count | Holding	14
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$236,493
Number of Holdings	14
7 Day Net Yield	3.22%

Holdings [Text Block]

Asset AllocationFootnote Reference^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
U.S. Treasury Obligations	59.8%
Repurchase Agreements	40.1%